Loans and liquidity investments (Tables)	12 Months Ended
Dec. 31, 2021
Loans and liquidity investments.
Schedule of loans and liquidity investments

	Dec 31,	Dec 31,
Skr mn	2021	2020
Loans:
Loans in the form of interest--bearing securities	46,578	50,780
Loans to credit institutions	20,775	31,315
Loans to the public	180,288	171,562
Less:
Cash collateral under the security agreements for derivative contracts[1]	-10,417	-21,979
Total loans	237,224	231,678

Liquidity investments:
Cash and cash equivalents	11,128	3,362
Cash collateral under the security agreements for derivative contracts	—	—
Treasuries/government bonds	10,872	22,266
Other interest-bearing securities except loans	45,881	33,551
Total liquidity investments	67,881	59,179
of which issued by public authorities	16,584	25,262

Schedule of difference between book value amount and amount contractually required to be paid at maturity for interest-bearing securities not carried at fair value

Skr mn	2021	2020
Sum of amounts exceeding nominal	243	148
Sum of amounts falling below nominal	-9	-10

Schedule of volume development, lending

			of which the
			CIRR-system
Skr mn	2021	2020	2021	2020
Offers of long-term loans accepted	76,988	125,470	11,797	18,350
Undisbursed loans at year-end	53,871	57,213	39,084	51,463
Loans outstanding at year-end[1]	237,224	231,678	87,872	69,163
1	Including concessionary loans in the amount of Skr 315 million (year-end 2020: Skr 382 million).

Schedule of outstanding loans as per business area

Outstanding loans as per business area

			of which the CIRR-system
	Dec 31,	Dec 31,	Dec 31,	Dec 31,
Skr mn	2021	2020	2021	2020
Lending to Swedish exporters	109,281	120,050	—	—
Lending to exporters’ customers	127,943	111,628	87,872	69,163
Total lending[1]	237,224	231,678	87,872	69,163
1	Including concessionary loans in the amount of Skr 315 million (year-end 2020: Skr 382 million).